Long-Term Debt And Liquidity	3 Months Ended
Mar. 31, 2013
Long-term Debt and Capital Lease Obligations [Abstract]
Long-Term Debt And Liquidity
Long-Term Debt and Liquidity
The following table presents our long-term debt:

	At December 31,
	2011	2012
	(Dollars in thousands)
Revolving Facility	$232,000	$69,500
Senior Notes	—	300,000
Senior Subordinated Notes	153,442	164,183
Other debt	2,182	2,026
Total	$387,624	$535,709

Revolving Facility
On October 7, 2011, we successfully completed the refinancing of our principal revolving credit facility (“Revolving Facility”). Borrowers under the Revolving Facility were GrafTech Finance Inc. (“GrafTech Finance”) and GrafTech Switzerland S.A. (“Swissco”), both wholly-owned subsidiaries. On April 20, 2012, as permitted by Section 9.19 of the October 7, 2011 Credit Agreement, we entered into an Amended and Restated Credit Agreement pursuant to which, on August 28, 2012, GrafTech Luxembourg II S.à.r.l. (“Luxembourg Holdco”) replaced Swissco as a Borrower. Swissco is no longer entitled to borrow Loans under the Revolving Facility although it is entitled to request letters of credit thereunder only for its own use.
The interest rate applicable to the Revolving Facility is, at GrafTech’s option, either LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i) the prime rate announced by JPMorgan Chase Bank, N.A., (ii) the federal fund effective rate plus one-half of 1.0% and (iii) the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. The borrowers pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
The financial covenants require us to maintain a minimum cash interest coverage ratio of 3.00 to 1.00 and a maximum senior secured leverage ratio of 2.25 to 1.00, subject to adjustment for certain events. As of December 31, 2012, we were in compliance with all financial and other covenants contained in the Revolving Facility, as applicable.
Senior Notes
On November 20, 2012, GrafTech International Ltd. entered into an indenture dated November 20, 2012 (the “Indenture”) among the Company, certain domestic subsidiaries of the Company party thereto and U.S. Bank National Association, as trustee (the “Trustee”). The Company issued $300 million principal amount of 6.375% Senior Notes due 2020. These Senior Notes are the Company's senior unsecured obligations and rank pari passu with all of the Company's existing and future senior unsecured indebtedness. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company's existing and future subsidiaries that guarantee certain other indebtedness of the Company or another guarantor.

The Senior Notes bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year, commencing on May 15, 2013. Interest will accrue from November 20, 2012. The Senior Notes mature on November 15, 2020.

The Company is entitled to redeem some or all of the Senior Notes at any time on or after November 15, 2016, at the redemption prices set forth in the Indenture. In addition, prior to November 15, 2016, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus a “make whole” premium determined as set forth in the Indenture. The Company is also entitled to redeem up to 35%of the aggregate principal amount of the Senior Notes before November 15, 2015 with the net proceeds from certain equity offerings at a redemption price of 106.375% of the principal amount plus accrued and unpaid interest, if any.

If, prior to maturity, a change in control (as defined in the Indenture) of the Company occurs and thereafter certain downgrades of the ratings of the Senior Notes as specified in the Indenture occur, the Company will be required to offer to repurchase any or all of the Senior Notes at a repurchase price equal to 101% of the aggregate principal amount of the Senior Notes, plus any accrued and unpaid interest.

The Indenture also contains covenants that, among other things, limit the ability of the Company and certain of its subsidiaries to: (i) create liens or use assets as security in other transactions; (ii) engage in certain sale/leaseback transactions; and (iii) merge, consolidate or sell, transfer, lease or dispose of substantially all of their assets.

The Indenture also contains customary events of default, including (i) failure to pay principal or interest on the Senior Notes when due and payable, (ii) failure to comply with covenants or agreements in the Indenture or the Senior Notes which failures are not cured or waived as provided in the Indenture, (iii) failure to pay indebtedness of the Company, any Subsidiary Guarantor or Significant Subsidiary (as defined in the Indenture) within any applicable grace period after maturity or acceleration and the total amount of such indebtedness unpaid or accelerated exceeds $50.0 million, (iv) certain events of bankruptcy, insolvency, or reorganization, (v) failure to pay any judgment or decree for an amount in excess of $50.0 million against the Company, any Subsidiary Guarantor or any Significant Subsidiary that is not discharged, waived or stayed as provided in the Indenture, (vi) cessation of any subsidiary guarantee to be in full force and effect or denial or disaffirmance by any Subsidiary Guarantor of its obligations under its subsidiary guarantee, and (vii) a default under the Company's Senior Subordinated Notes. In the case of an event of default, the principal amount of the Senior Notes plus accrued and unpaid interest may be accelerated.

The offering of the Notes was not registered under the Securities Act of 1933, as amended (the “Securities Act”) or any state securities laws or blue sky laws but the Company has agreed to file a registration statement under the Securities Act to permit the exchange of the Notes for new registered notes of the Company having terms substantially identical to the Senior Notes. Under certain circumstances, the Company may also be required to file a shelf registration statement under the Securities Act to register the resale of the Senior Notes by certain holders thereof. If the Company fails to comply with certain of their obligations, the Company will be required to pay additional interest to the holders of the Senior Notes until it does comply.
Senior Subordinated Notes
On November 30, 2010, in connection with the Acquisitions, we issued Senior Subordinated Notes for an aggregate total face amount of $200 million. These Senior Subordinated Notes are non-interest bearing and mature in 2015, see Note 2 “Acquisitions”. Because the promissory notes are non-interest bearing, we were required to record them at their present value (determined using an interest rate of 7%). The difference between the face amount of the promissory notes and their present value is recorded as debt discount. The debt discount will be amortized to income using the interest method, over the life of the promissory notes. The loan balance, net of unamortized discount, was $164.2 million at December 31, 2012.
Long-Term Debt and Liquidity
The following table presents our long-term debt:

	As of December 31, 2012	As of March 31, 2013
	(Dollars in thousands)
Revolving Facility	$69,500	$83,000
Senior Notes	300,000	300,000
Senior Subordinated Notes	164,183	166,983
Other debt	2,026	1,903
Total	$535,709	$551,886

The fair value of long-term debt, which was determined using Level 2 inputs, was $546.3 million, versus a book value of $535.7 million as of December 31, 2012 and $563.7 million, versus a book value of $551.9 million as of March 31, 2013.
Revolving Facility
On October 7, 2011, we successfully completed the refinancing of our principal revolving credit facility (“Revolving Facility”). Borrowers under the Revolving Facility were GrafTech Finance Inc. (“GrafTech Finance”) and GrafTech Switzerland S.A. (“Swissco”), both wholly-owned subsidiaries. On April 20, 2012, as permitted by Section 9.19 of the October 7, 2011 Credit Agreement, we entered into an Amended and Restated Credit Agreement pursuant to which, on August 28, 2012, GrafTech Luxembourg II S.à.r.l. (“Luxembourg Holdco”) replaced Swissco as a Borrower. Swissco is no longer entitled to borrow Loans under the Revolving Facility although it is entitled to request letters of credit thereunder only for its own use.
The interest rate applicable to the Revolving Facility is, at GrafTech’s option, either LIBOR plus a margin ranging from 1.5% to 2.25% (depending on our total net leverage ratio and/or senior unsecured rating) or, in the case of dollar denominated loans, the alternate base rate plus a margin ranging from 0.50% to 1.25% (depending upon such ratio or rating). The alternate base rate is the highest of (i) the prime rate announced by JPMorgan Chase Bank, N.A., (ii) the federal fund effective rate plus one-half of 1.0% and (iii) the London interbank offering rate (as adjusted) for a one-month period plus 1.0%. The borrowers pay a per annum fee ranging from 0.25% to 0.40% (depending on such ratio or rating) on the undrawn portion of the commitments under the Revolving Facility.
The financial covenants require us to maintain a minimum cash interest coverage ratio of 3.00 to 1.00 and a maximum senior secured leverage ratio of 2.25 to 1.00, subject to adjustment for certain events. As of March 31, 2013, we were in compliance with all financial and other covenants contained in the Revolving Facility, as applicable.
Senior Notes
On November 20, 2012, GrafTech International Ltd. entered into an indenture dated November 20, 2012 (the “Indenture”) among the Company, certain domestic subsidiaries of the Company party thereto and U.S. Bank National Association, as trustee (the “Trustee”). The Company issued $300 million principal amount of 6.375% Senior Notes due 2020. These Senior Notes are the Company's senior unsecured obligations and rank pari passu with all of the Company's existing and future senior unsecured indebtedness. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company's existing and future subsidiaries that guarantee certain other indebtedness of the Company or another guarantor.

The Senior Notes bear interest at a rate of 6.375% per year, payable semi-annually in arrears on May 15 and November 15 of each year, commencing on May 15, 2013. Interest will accrue from November 20, 2012. The Senior Notes mature on November 15, 2020.

The Company is entitled to redeem some or all of the Senior Notes at any time on or after November 15, 2016, at the redemption prices set forth in the Indenture. In addition, prior to November 15, 2016, the Company may redeem some or all of the Senior Notes at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, plus a “make whole” premium determined as set forth in the Indenture. The Company is also entitled to redeem up to 35% of the aggregate principal amount of the Senior Notes before November 15, 2015 with the net proceeds from certain equity offerings at a redemption price of 106.375% of the principal amount plus accrued and unpaid interest, if any.

If, prior to maturity, a change in control (as defined in the Indenture) of the Company occurs and thereafter certain downgrades of the ratings of the Senior Notes as specified in the Indenture occur, the Company will be required to offer to repurchase any or all of the Senior Notes at a repurchase price equal to 101% of the aggregate principal amount of the Senior Notes, plus any accrued and unpaid interest.

The Indenture also contains covenants that, among other things, limit the ability of the Company and certain of its subsidiaries to: (i) create liens or use assets as security in other transactions; (ii) engage in certain sale/leaseback transactions; and (iii) merge, consolidate or sell, transfer, lease or dispose of substantially all of their assets.

The Indenture also contains customary events of default, including (i) failure to pay principal or interest on the Senior Notes when due and payable, (ii) failure to comply with covenants or agreements in the Indenture or the Senior Notes which failures are not cured or waived as provided in the Indenture, (iii) failure to pay indebtedness of the Company, any Subsidiary Guarantor or Significant Subsidiary (as defined in the Indenture) within any applicable grace period after maturity or acceleration and the total amount of such indebtedness unpaid or accelerated exceeds $50.0 million, (iv) certain events of bankruptcy, insolvency, or reorganization, (v) failure to pay any judgment or decree for an amount in excess of $50.0 million against the Company, any Subsidiary Guarantor or any Significant Subsidiary that is not discharged, waived or stayed as provided in the Indenture, (vi) cessation of any subsidiary guarantee to be in full force and effect or denial or disaffirmance by any Subsidiary Guarantor of its obligations under its subsidiary guarantee, and (vii) a default under the Company's Senior Subordinated Notes. In the case of an event of default, the principal amount of the Senior Notes plus accrued and unpaid interest may be accelerated.

The offering of the Senior Notes was not registered under the Securities Act of 1933, as amended (the “Securities Act”) or any state securities laws or blue sky laws but the Company has agreed to file a registration statement under the Securities Act to permit the exchange of the Senior Notes for new registered notes of the Company having terms substantially identical to the Senior Notes. Under certain circumstances, the Company may also be required to file a shelf registration statement under the Securities Act to register the resale of the Senior Notes by certain holders thereof. If the Company fails to comply with certain of their obligations, the Company will be required to pay additional interest to the holders of the Senior Notes until it does comply.
Senior Subordinated Notes
On November 30, 2010, in connection with our acquisitions of Seadrift Coke L.P. and C/G Electrodes LLC, we issued Senior Subordinated Notes for an aggregate face amount of $200 million. These Senior Subordinated Notes are non-interest bearing and mature in 2015. Because these notes are non-interest bearing, we were required to record them at their present value (determined using an interest rate of 7%). The difference between the face amount of the notes and their present value is recorded as debt discount. The debt discount is amortized to income using the interest method, over the life of the notes. The loan balance, net of unamortized discount, was $164.2 million as of December 31, 2012 and $167.0 million as of March 31, 2013.